OTHER FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER FINANCIAL INFORMATION

NOTE 6 – OTHER FINANCIAL INFORMATION

Accrued Expenses

Accrued expenses consist of the following (in thousands):

	September 30,	December 31,
	2022	2021

Accrued payroll	$1,187	$1,397
Accrued legal and other	667	990
Lab rebate liabilities	325	466

Total accrued liabilities	$2,179	$2,853

NOTE 6 – OTHER FINANCIAL INFORMATION

Note Receivable

In October 2019, the Company sold its dental center in Utah to an entity controlled by the spouse of an employee for total consideration of approximately $1.2 million, including a note receivable of approximately $1.0 million. This note receivable provides for stated interest rate of 6.0%. Based on consideration of prevailing market interest rates at the time of sale and the credit risk of the purchaser, the Company recorded a discount on the note receivable of approximately $0.1 million that is being accreted to interest income over a five-year period. Interest income related to the note receivable amounted to approximately $0.1 million for each of the years ended December 31, 2021 and 2020. Due to uncertainty around collections, the note receivable was impaired as of December 31, 2021. To the extend cash is collected in the future, we will recognize income in the period cash is collected.

Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2021	2020
Accrued payroll	$1,397	$1,025
Accrued legal and other	990	412
Lab rebate liabilities	466	300
Total accrued liabilities	$2,853	$1,737